Employee benefits - Costs recognized in the income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Overfunded pension plans
Costs recognized in the income statement
Service cost	$ 7	$ 10	$ 20
Interest on expense on liabilities	360	362	359
Interest income on plan assets	(513)	(512)	(491)
Interest expense on effect of (asset ceiling)/ onerous liability	152	156	132
Total of cost, net	6	16	20
Underfunded pension plans
Costs recognized in the income statement
Service cost	86	76	94
Interest on expense on liabilities	183	175	178
Interest income on plan assets	(151)	(151)	(151)
Total of cost, net	118	100	121
Other benefits
Costs recognized in the income statement
Service cost	30	(16)	28
Interest on expense on liabilities	67	66	66
Total of cost, net	$ 97	$ 50	$ 94